Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension Plans by Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Beginning benefit obligation
Plan amendments	$ 527
Change in the fair value of plan assets:
Beginning plan assets	2,701
Ending plan assets	2,422	$ 2,701
U.S.
Beginning benefit obligation
Beginning benefit obligation	1,173	1,159
Service cost	4	7
Interest cost	35	37
Plan participants’ contributions	0	0
Actuarial loss (gain)	(85)	53
Gross benefits paid	(112)	(83)
Plan amendments	0	0
Currency translation adjustments and other	0	0
Ending benefit obligation	1,015	1,173
Change in the fair value of plan assets:
Beginning plan assets	1,207	1,139
Actual return on plan assets	(65)	153
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	(112)	(82)
Currency translation adjustments and other	0	(3)
Ending plan assets	1,030	1,207
Funded status:	15	34
U.K
Beginning benefit obligation
Beginning benefit obligation	1,409	1,315
Service cost	4	7
Interest cost	29	29
Plan participants’ contributions	0	0
Actuarial loss (gain)	(39)	(15)
Gross benefits paid	(56)	(53)
Plan amendments	21	0
Currency translation adjustments and other	(78)	126
Ending benefit obligation	1,290	1,409
Change in the fair value of plan assets:
Beginning plan assets	1,005	918
Actual return on plan assets	14	29
Employer contributions	44	23
Plan participants’ contributions	0	0
Gross benefits paid	(56)	(53)
Currency translation adjustments and other	(56)	88
Ending plan assets	951	1,005
Funded status:	(339)	(404)
Germany
Beginning benefit obligation
Beginning benefit obligation	453	419
Service cost	4	4
Interest cost	4	4
Plan participants’ contributions	0	0
Actuarial loss (gain)	(4)	(2)
Gross benefits paid	(28)	(28)
Plan amendments		0
Currency translation adjustments and other	(20)	56
Ending benefit obligation	409	453
Change in the fair value of plan assets:
Beginning plan assets	5	5
Actual return on plan assets	0	0
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	0	0
Currency translation adjustments and other	0	0
Ending plan assets	5	5
Funded status:	(404)	(448)
Other
Beginning benefit obligation
Beginning benefit obligation	330	295
Service cost	13	12
Interest cost	3	4
Plan participants’ contributions	3	3
Actuarial loss (gain)	(10)	8
Gross benefits paid	(11)	(15)
Plan amendments		0
Currency translation adjustments and other	(13)	23
Ending benefit obligation	315	330
Change in the fair value of plan assets:
Beginning plan assets	300	266
Actual return on plan assets	3	14
Employer contributions	11	11
Plan participants’ contributions	3	3
Gross benefits paid	(11)	(15)
Currency translation adjustments and other	(11)	21
Ending plan assets	295	300
Funded status:	$ (20)	$ (30)